Annual Fund Operating Expenses - Class T - DWS Floating Rate Fund - Class T	Oct. 01, 2020
Operating Expenses:
Management fee	0.55%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.51%	[2]
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.35%
Fee waiver/expense reimbursement	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2019.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.